INCOME TAXES - Summary of Valuation Allowance (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Net loss	$ 7,005,852	$ 3,711,925
Adjustments:
Bad debt - related party	21,302
Accrued payroll	(2,213,643)	(1,209,842)
Stock-based compensation	(974,000)	(627,400)
Loss on extinguishment		(1,106,636)
Tax loss for the year	3,796,907	768,047
Estimated effective tax rate	25.00%	25.00%
Deferred tax asset	$ 949,227	$ 192,012